Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Jun. 30, 2024	Feb. 21, 2024	Jun. 30, 2025
Fundamentals First ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Fundamentals First ETF
Accumulated Value	$ 10,288	$ 10,000	$ 11,279
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	$ 11,016	$ 10,000	$ 12,686